INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
The Company and its Israeli subsidiaries	$ 22,634	$ 23,987	$ 26,021
Non-Israeli subsidiaries	27,420	17,846	21,553
Income before income tax	$ 50,054	$ 41,833	$ 47,574